Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Zhengxing Wheel's Subsidiaries

Details of Zhengxing Wheel’s subsidiaries as of December 31, 2017 and 2018 are as follows:

	Place and date of establishment	Attributable equity interests directly held by Zhengxing Wheel at December 31,
Name of company	and operation	2017	2018

Zhengxing Group Benxi Wheel Co., Ltd.	The PRC July 13, 2004	100%	100%

Zhengxing Group Chengdu Wheel Co., Ltd. (“Zhengxing Chengdu”)	The PRC July 30, 2004	100%	100%

Zhengxing Group Langfang Wheel Co., Ltd. (“ZhengxingLangfang”)	The PRC January 21, 2005	100%	100%

Zhengxing Group Hefei Wheel Co., Ltd. (“Zhengxing Hefei”)	The PRC June 9, 2005	100%	100%

Hua’an Zhengxing Wheel Co., Ltd.	The PRC November 19, 2010	100%	100%